Income Taxes - Tax years remain subject to examination by tax authorities (Details)	12 Months Ended
Dec. 31, 2025
Switzerland
Income taxes
Tax years remain subject to examination	2024 2025
USA
Income taxes
Tax years remain subject to examination	2025
France
Income taxes
Tax years remain subject to examination	2022 2023 2024 2025
Spain
Income taxes
Tax years remain subject to examination	2022 2023 2024 2025
Japan
Income taxes
Tax years remain subject to examination	2025
Taiwan
Income taxes
Tax years remain subject to examination	2025
India
Income taxes
Tax years remain subject to examination	2025
Germany
Income taxes
Tax years remain subject to examination	2025
UK
Income taxes
Tax years remain subject to examination	2021 2022 2023 2024 2025
Vietnam
Income taxes
Tax years remain subject to examination	2025